Leases - Schedule Of Supplemental Balance Sheet Related To Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Operating Leases:
Operating Lease, Liability, Current	$ 1,205	$ 1,082
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Operating Lease, Liability, Noncurrent	$ 4,162	$ 4,287
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Finance Leases:
Finance Lease, Liability, Current	$ 6,851	$ 3,213
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Finance Lease, Liability, Noncurrent	$ 32,479	$ 16,942
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Atlas Sand Company LLC [Member]
Operating Leases:
Operating Lease, Liability, Current		$ 1,082
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Current
Operating Lease, Liability, Noncurrent		$ 4,287
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Noncurrent
Finance Leases:
Finance Lease, Liability, Current		$ 3,213
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Current
Finance Lease, Liability, Noncurrent		$ 16,942
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Noncurrent